UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

SUTTONPARK DEPOSITOR 2011-1 LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	RULE 15Ga-1 UNDER THE EXCHANGE ACT (17 CFR 240.15Ga-1) FOR THE REPORTING PERIOD FROM JANUARY 1, 2016 TO DECEMBER 31, 2016.

Date of Report (Date of earliest event reported):

Commission File Number of securitizer:

Central Index Key Number of securitizer: 0001542488

STEVEN W. PASKO

212-537-8808

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1 (c) (1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1 (c) (2) (i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1 (c) (2) (ii)  ☑

PART I – REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure.

○	For Initial Filing Period – N/A

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure.

○	For Initial Filing Period – N/A

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

○	For Initial Filing Period – N/A

ITEM 2.01	– Exhibits.

The following is filed as an Exhibit to this Report under ABS-15G:

Exhibit I- Repurchase Summary

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

SUTTONPARK DEPOSITOR 2011-1 LLC

Depositor

By: /s/ Steven W. Pasko

Name: Steven W. Pasko

Title: VP & Treasurer

Exhibit I: Repurchase Summary

N/A